Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 01, 2020	Nov. 19, 2018
Non-controlling interest	$ (1,289,900)	$ (1,060,600)
Reverse stock split	1-for-2.22 reverse split of the Company’s common stock, which was effected on April 15, 2020. The reverse split combined each 2.22 shares of the Company's outstanding common stock into one share of common stock.
Number of financial statements, description	All numbers in these financial statements are rounded to the nearest $100.
Cash equivalents
Allowance for doubtful accounts	0	11,300
Capitalized interest from related party borrowings	1,024,800	1,229,400
Capitalized interest from third-party borrowings	2,401,400	1,563,700
Advertising expense	37,500	67,500
Offering costs	$ 65,100		$ 1,401,100
2018 Plan [Member]
Reserved shares of common stock issuance				675,676
2020 Restricted Stock Plan [Member]
Reserved shares of common stock issuance	700,000